UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/10

Date of reporting period:  12/31/09

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2009 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 47.93%
Ambulatory Health Care Services - 0.56%
Chemed Corp.	10,955	$525,511
Beverage and Tobacco Product Manufacturing - 5.81%
Brown-Forman Corp.	43,830	2,347,973
Constellation Brands, Inc. (a)	94,200	1,500,606
Heineken N.V. - ADR	65,250	1,553,603
		5,402,182
Broadcasting (except Internet) - 1.87%
Comcast Corp.	103,120	1,738,603
Chemical Manufacturing - 2.93%
Endo Pharmaceuticals Holdings, Inc. (a)	31,900	654,269
Prestige Brands Holdings, Inc. (a)	262,606	2,064,083
		2,718,352
Clothing and Clothing Accessories Stores - 1.53%
Foot Locker, Inc.	127,500	1,420,350
Computer and Electronic Product Manufacturing - 3.36%
CSG Systems International, Inc. (a)	68,525	1,308,142
Dell, Inc. (a)	43,605	626,168
Mocon, Inc.	26,300	239,330
Tellabs, Inc. (a)	166,315	944,669
		3,118,309
Data Processing, Hosting and Related Services - 1.62%
Automatic Data Processing, Inc.	35,172	1,506,065
Food and Beverage Stores - 2.13%
Weis Markets, Inc.	54,430	1,979,075
Food Manufacturing - 2.18%
Kraft Foods, Inc.	32,677	888,161
Sara Lee Corp.	93,800	1,142,484
		2,030,645
Insurance Carriers and Related Activities - 4.58%
Baldwin & Lyons, Inc.	37,175	914,877
Berkshire Hathaway Inc - Class B (a)	580	1,905,880
The Travelers Companies, Inc.	28,796	1,435,768
		4,256,525
Mining (except Oil and Gas) - 3.38%
Newmont Mining Corp.	49,645	2,348,705
Pan American Silver Corp. (a)(b)	33,135	788,944
		3,137,649
Miscellaneous Manufacturing - 5.56%
CR Bard, Inc.	21,000	1,635,900
Jakks Pacific, Inc. (a)	113,500	1,375,620
Oil-Dri Corporation of America	105,847	1,640,629
Semperit AG Holding (b)	13,265	512,862
		5,165,011
Miscellaneous Store Retailers - 2.43%
PetSmart, Inc.	84,500	2,255,305
Paper Manufacturing - 0.94%
Potlatch Corp.	27,370	872,556
Performing Arts, Spectator Sports, and Related Industries - 1.83%
International Speedway Corp. - Class A	59,893	1,703,956
Professional, Scientific, and Technical Services - 3.30%
Pharmaceutical Product Development, Inc.	52,900	1,239,976
Total Systems Services, Inc.	105,920	1,829,238
		3,069,214
Publishing Industries (except Internet) - 1.19%
John Wiley & Sons, Inc.	26,350	1,103,538
Rental and Leasing Services - 1.61%
Rent-A-Center, Inc. (a)	84,400	1,495,568
Telecommunications - 1.12%
Telephone & Data Systems, Inc.	30,625	1,038,800

TOTAL COMMON STOCKS (Cost $39,649,617)		44,537,214
	Principal
	Amount
CONVERTIBLE BONDS - 2.90%
Ambulatory Health Care Services - 1.20%
Chemed Corp.
1.875%, 05/15/2014	$1,281,000	1,114,470
Merchant Wholesalers, Nondurable Goods - 0.67%
Spartan Stores, Inc.
3.375%, 05/15/2027	783,000	616,613
Miscellaneous Manufacturing - 0.66%
Jakks Pacific, Inc.
4.625%, 06/15/2023	626,000	612,697
Oil and Gas Extraction - 0.37%
Bill Barrett Corp.
5.000%, 03/15/2028	360,000	346,500

TOTAL CONVERTIBLE BONDS (Cost $2,582,272)		2,690,280

CORPORATE BONDS - 23.57%
Apparel Manufacturing - 1.92%
Perry Ellis International, Inc.
8.875%, 09/15/2013	614,000	610,930
Phillips-Van Heusen Corp.
7.250%, 02/15/2011	1,169,000	1,171,922
		1,782,852
Beverage and Tobacco Product Manufacturing - 0.90%
Constellation Brands, Inc.
8.125%, 01/15/2012	830,000	833,112
Chemical Manufacturing - 1.32%
Church & Dwight Co., Inc.
6.000%, 12/15/2012	35,000	35,612
Prestige Brands, Inc.
9.250%, 04/15/2012	1,178,000	1,194,198
		1,229,810
Clothing and Clothing Accessories Stores - 2.69%
Hanesbrands, Inc.
3.831%, 12/15/2014 (c)	990,000	936,788
Collective Brands, Inc.
8.250%, 08/01/2013	1,542,000	1,565,130
		2,501,918
Computer and Electronic Product Manufacturing - 1.44%
Syniverse Technologies, Inc.
7.750%, 08/15/2013	1,351,000	1,342,556
Construction of Buildings - 1.41%
Blount, Inc.
8.875%, 08/01/2012	1,284,000	1,308,075
Data Processing, Hosting and Related Services - 1.32%
Affiliated Computer Services, Inc.
4.700%, 06/01/2010	1,213,000	1,223,614
Fabricated Metal Product Manufacturing - 1.30%
Silgan Holdings, Inc.
6.750%, 11/15/2013	1,193,000	1,204,930
Food Services and Drinking Places - 0.92%
Brinker International, Inc.
5.750%, 06/01/2014	873,000	856,035
Health and Personal Care Stores - 1.25%
Eye Care Centers of America
10.750%, 02/15/2015	1,134,000	1,165,185
Machinery Manufacturing - 1.09%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011	1,023,000	1,014,049
Merchant Wholesalers, Nondurable Goods - 1.32%
Central Garden & Pet Co.
9.125%, 02/01/2013	1,212,000	1,228,665
Performing Arts, Spectator Sports, and Related Industries - 1.11%
Speedway Motorsports, Inc.
6.750%, 06/01/2013	1,038,000	1,032,810
Primary Metal Manufacturing - 1.13%
Gibraltar Industries, Inc.
8.000%, 12/01/2015	1,096,000	1,046,680
Professional, Scientific, and Technical Services - 0.64%
Bio-Rad Laboratories, Inc.
7.500%, 08/15/2013	580,000	592,325
Publishing Industries (except Internet) - 1.41%
Scholastic Corp.
5.000%, 04/15/2013	1,404,000	1,312,740
Rental and Leasing Services - 0.97%
Mobile Mini, Inc.
6.875%, 05/01/2015	949,000	896,805
Special Purpose Entity - 1.43%
AMR Holding Co., Inc. / Emcare Holding Co., Inc.
10.000%, 02/15/2015	1,269,000	1,332,450

TOTAL CORPORATE BONDS (Cost $20,979,728)		21,904,611

SHORT TERM INVESTMENTS - 21.79%	Shares
Money Market Funds - 9.95%
AIM STIT - STIC Prime Portfolio, 0.10% (c)	1,849,000	1,849,000
AIM STIT - Treasury Portfolio, 0.02% (c)	1,849,000	1,849,000
Fidelity Institutional Money Market Funds - Government Portfolio, 0.03% (c)	1,849,000	1,849,000
Fidelity Institutional Money Market Funds - Money Market Potfolio, 0.20% (c)	1,849,000	1,849,000
SEI Daily Income Trust Treasury Fund, 0.02% (c)	1,849,000	1,849,000
		9,245,000
	Principal
	Amount
U.S. Treasury Bills - 11.84%
U.S. Treasury Bills
0.055%, 02/18/2010 (d)	$3,000,000	2,999,780
0.030%, 03/11/2010 (d)	4,000,000	3,999,770
0.095%, 04/08/2010 (d)	4,000,000	3,998,981
		10,998,531

TOTAL SHORT TERM INVESTMENTS (Cost $20,243,531)		20,243,531

Total Investments (Cost $83,455,148) - 96.19%		89,375,636
Other Assets in Excess of Liabilities - 3.81%		3,540,249
TOTAL NET ASSETS - 100.00%		$92,915,885

The accompanying footnotes are an integral part of these Schedules of Investments.
Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate listed is as of December 31, 2009.
(d)	Rates shown are the effective yields based on purchase price. The calculation assumes the security is held to maturity.

Schedule of Investments
December 31, 2009 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 80.93%
Accommodation - 2.53%
Gencor Industries, Inc. (a)	158,285	$1,187,138
International Speedway Corp.	227,490	6,472,090
		7,659,228
Ambulatory Health Care Services - 0.79%
Chemed Corp.	50,000	2,398,500
Animal Production - 0.54%
HQ Sustainable Maritime Industries, Inc. (a)	233,300	1,642,432
Apparel Manufacturing - 1.56%
Maidenform Brands, Inc. (a)	281,855	4,704,160
Beverage and Tobacco Product Manufacturing - 3.50%
Constellation Brands, Inc. (a)	409,410	6,521,901
Hansen Natural Corp. (a)	105,400	4,047,360
		10,569,261
Chemical Manufacturing - 6.53%
Endo Pharmaceuticals Holdings, Inc. (a)	147,000	3,014,970
Landec Corp. (a)	270,942	1,690,678
Prestige Brands Holdings, Inc. (a)	1,161,865	9,132,259
Sensient Technologies Corp.	224,700	5,909,610
		19,747,517
Clothing and Clothing Accessories Stores - 0.77%
Foot Locker, Inc.	208,545	2,323,191
Computer and Electronic Product Manufacturing - 7.26%
Communications Systems, Inc.	152,069	1,891,738
CSG Systems International, Inc. (a)	404,872	7,729,007
Mocon, Inc.	105,158	956,938
Tekelec (a)	210,000	3,208,800
Tellabs, Inc. (a)	1,436,340	8,158,411
		21,944,894
Credit Intermediation and Related Activities - 1.84%
Fifth Street Finance Corp.	276,510	2,969,717
Washington Federal, Inc.	134,499	2,601,211
		5,570,928
Electronics and Appliance Stores - 2.06%
Aarons, Inc.	224,800	6,233,704
Fabricated Metal Product Manufacturing - 1.48%
Ducommun, Inc.	238,705	4,466,171
Food and Beverage Stores - 7.90%
Core-Mark Holding Co., Inc. (a)	280,167	9,234,304
Ruddick Corp.	62,000	1,595,260
Spartan Stores, Inc.	132,000	1,886,280
Weis Markets, Inc.	306,886	11,158,375
		23,874,219
Food Manufacturing - 0.27%
Harbinger Group, Inc. (a)	118,374	830,985
Food Services and Drinking Places - 0.52%
Nathans Famous, Inc. (a)	103,312	1,576,541
General Merchandise Stores - 1.80%
Family Dollar Stores, Inc.	196,000	5,454,680
Insurance Carriers and Related Activities - 4.96%
Baldwin & Lyons, Inc.	235,570	5,797,378
Brown & Brown, Inc.	448,200	8,054,154
Horace Mann Educators Corp.	90,000	1,125,000
		14,976,532
Machinery Manufacturing - 0.70%
Alamo Group, Inc.	28,075	481,486
Blount International, Inc. (a)	161,160	1,627,716
		2,109,202
Mining (except Oil and Gas) - 6.17%
Pan American Silver Corp. (a)(b)	531,328	12,650,920
Royal Gold, Inc.	127,500	6,005,250
		18,656,170
Miscellaneous Manufacturing - 4.82%
Hillenbrand, Inc.	205,100	3,864,084
Jakks Pacific, Inc. (a)	311,100	3,770,532
Oil-Dri Corporation of America (c)	327,052	5,069,306
Semperit AG Holding (b)	47,860	1,850,401
		14,554,323
Miscellaneous Store Retailers - 1.50%
PetSmart, Inc.	170,155	4,541,437
Motor Vehicle and Parts Dealers - 0.13%
Midas Group, Inc. (a)	47,662	402,744
Oil and Gas Extraction - 2.41%
Bill Barrett Corp. (a)	172,577	5,368,870
Contango Oil & Gas Co. (a)	40,500	1,903,905
		7,272,775
Paper Manufacturing - 1.43%
Potlatch Corp. (a)	135,160	4,308,901
Performing Arts, Spectator Sports, and Related Industries - 1.72%
Speedway Motorsports, Inc.	294,335	5,186,183
Professional, Scientific, and Technical Services - 6.93%
Cephalon, Inc. (a)	93,918	5,861,422
EPIQ Systems, Inc. (a)	144,220	2,017,638
Pharmaceutical Product Development, Inc.	207,000	4,852,080
Total Systems Services, Inc.	475,655	8,214,562
		20,945,702
Rental and Leasing Services - 2.10%
Rent-A-Center, Inc. (a)	357,900	6,341,988
Support Activities for Transportation - 3.48%
Tidewater, Inc.	219,506	10,525,313
Telecommunications - 2.83%
Syniverse Holdings, Inc. (a)	199,674	3,490,301
Telephone & Data Systems, Inc.	149,000	5,054,080
		8,544,381
Utilities - 2.40%
Middlesex Water Co.	77,425	1,365,003
Portland General Electric Co.	150,000	3,061,500
Westar Energy, Inc.	130,000	2,823,600
		7,250,103
TOTAL COMMON STOCKS (Cost $214,728,098)		244,612,165

SHORT TERM INVESTMENTS - 18.84%
Money Market Funds - 9.58%
AIM STIT - Treasury Portfolio, 0.02% (d)	6,007,000	6,007,000
AIM STIT - STIC Prime Portfolio, 0.10% (d)	4,924,969	4,924,969
Fidelity Institutional Money Market Funds - Government Portfolio, 0.03% (d)	6,007,000	6,007,000
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.20% (d)	6,007,000	6,007,000
SEI Daily Income Trust Treasury Fund, 0.02% (d)	6,007,000	6,007,000
		28,952,969
	Principal
	Amount
U.S. Treasury Bills - 9.26%
U.S. Treasury Bills
0.126%, 01/14/2010 (e)	$10,000,000	9,999,548
0.069%, 04/15/2010 (e)	18,000,000	17,996,360
		27,995,908

TOTAL SHORT TERM INVESTMENTS (Cost $56,948,877)		56,948,877

Total Investments (Cost $271,676,975) - 99.77%		301,561,042
Other Assets in Excess of Liabilities - 0.23%		684,263
TOTAL NET ASSETS - 100.00%		$302,245,305

The accompanying footnotes are an integral part of these Schedules of Investments.
Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated company. See Footnote 3 to the Schedule of Investments.
(d)	Variable rate security. The rate listed is as of December 31, 2009.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Schedule of Investments
December 31, 2009 (Unaudited)
Intrepid Income Fund

	Principal
	Amount	Value
CONVERTIBLE BONDS - 8.51%
Ambulatory Health Care Services - 3.55%
Chemed Corp.
1.875%, 05/15/2014	$2,549,000	$2,217,630
Merchant Wholesalers, Nondurable Goods - 1.97%
Spartan Stores, Inc.
3.375%, 05/15/2027	1,560,000	1,228,500
Miscellaneous Manufacturing - 2.01%
Jakks Pacific, Inc.
4.625%, 06/15/2023	1,286,000	1,258,672
Oil and Gas Extraction - 0.98%
Bill Barrett Corp.
5.000%, 03/15/2028	640,000	616,000

TOTAL CONVERTIBLE BONDS (Cost $5,100,280)		5,320,802

CORPORATE BONDS - 71.49%
Apparel Manufacturing - 5.39%
Perry Ellis International, Inc.
8.875%, 09/15/2013	1,173,000	1,167,135
Phillips-Van Heusen Corp.
7.250%, 02/15/2011	2,193,000	2,198,483
		3,365,618
Beverage and Tobacco Product Manufacturing - 4.17%
Constellation Brands, Inc.
8.125%, 01/15/2012	1,646,000	1,652,172
Reynolds American, Inc.
6.500%, 07/15/2010	931,000	951,136
		2,603,308
Chemical Manufacturing - 7.02%
Church & Dwight Co., Inc.
6.000%, 12/15/2012	1,986,000	2,020,755
Prestige Brands, Inc.
9.250%, 04/15/2012	2,335,000	2,367,106
		4,387,861
Clothing and Clothing Accessories Stores - 7.52%
Hanesbrands, Inc.
3.831%, 12/15/2014 (a)	1,994,000	1,886,823
Collective Brands, Inc.
8.250%, 08/01/2013	2,772,000	2,813,580
		4,700,403
Computer and Electronic Product Manufacturing - 4.28%
Syniverse Technologies, Inc.
7.750%, 08/15/2013	2,693,000	2,676,169
Construction of Buildings - 4.02%
Blount, Inc.
8.875%, 08/01/2012	2,467,000	2,513,256
Data Processing, Hosting and Related Services - 3.98%
Affiliated Computer Services, Inc.
4.700%, 06/01/2010	2,467,000	2,488,586
Fabricated Metal Product Manufacturing - 3.96%
Silgan Holdings, Inc.
6.750%, 11/15/2013	2,447,000	2,471,470
Food Services and Drinking Places - 2.53%
Brinker International, Inc.
5.750%, 06/01/2014	1,610,000	1,578,713
Health and Personal Care Stores - 3.71%
Eye Care Centers of America
10.750%, 02/15/2015	2,255,000	2,317,013
Machinery Manufacturing - 2.16%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011	1,365,000	1,353,056
Merchant Wholesalers, Nondurable Goods - 3.74%
Central Garden & Pet Co.
9.125%, 02/01/2013	2,305,000	2,336,694
Performing Arts, Spectator Sports, and Related Industries - 3.41%
Speedway Motorsports, Inc.
6.750%, 06/01/2013	2,139,000	2,128,305
Primary Metal Manufacturing - 2.87%
Gibraltar Industries, Inc.
8.000%, 12/01/2015	1,875,000	1,790,625
Professional, Scientific, and Technical Services - 1.86%
Bio-Rad Laboratories, Inc.
7.500%, 08/15/2013	1,138,000	1,162,182
Publishing Industries (except Internet) - 4.03%
Scholastic Corp.
5.000%, 04/15/2013	2,695,000	2,519,825
Rental and Leasing Services - 2.92%
Mobile Mini, Inc.
6.875%, 05/01/2015	1,928,000	1,821,960
Special Purpose Entity - 3.92%
AMR HoldCo., Inc. / Emcare HoldCo., Inc.
10.000%, 02/15/2015	2,333,000	2,449,650
TOTAL CORPORATE BONDS (Cost $42,823,686)		44,664,694
	Shares
SHORT TERM INVESTMENTS - 9.78%
Money Market Funds - 9.78%
AIM STIT - STIC Prime Portfolio, 0.10% (a)	1,222,000	1,222,000
AIM STIT - Treasury Portfolio, 0.02% (a)	1,222,000	1,222,000
Fidelity Institutional Money Market Funds - Government Portolfio, 0.03% (a)	1,222,000	1,222,000
Fidelity Institutional Money Market Funds - Money Market Potfolio, 0.20% (a)	1,222,000	1,222,000
SEI Daily Income Trust Treasury Fund, 0.02% (a)	1,222,000	1,222,000
		6,110,000
TOTAL SHORT TERM INVESTMENTS (Cost $6,110,000)		6,110,000

Total Investments (Cost $54,033,966) - 89.78%		56,095,496
Other Assets in Excess of Liabilities - 10.22%		6,384,222
TOTAL NET ASSETS - 100.00%		$62,479,718

The accompanying footnotes are an integral part of these Schedules of Investments.
Percentages are stated as a percent of net assets.
(a)	Variable rate security. The rate shown is as of December 31, 2009.
(b)	Rates shown are the effective yields based on purchase price. The calculation assumes the security is held to maturity.

Schedule of Investments
December 31, 2009 (Unaudited)
Intrepid All Cap Fund

	Shares	Value
COMMON STOCKS - 81.55%
Beverage and Tobacco Product Manufacturing - 11.20%
Brown-Forman Corp. - Class B	14,270	764,444
Constellation Brands, Inc. - Class A (a)	37,475	596,977
Hansen Natural Corp. (a)	13,100	503,040
Heineken N.V. - ADR	14,415	343,221
		2,207,682
Broadcasting (except Internet) - 3.07%
Comcast Corp.	35,865	604,684
Chemical Manufacturing - 6.36%
Endo Pharmaceuticals Holdings, Inc. (a)	39,090	801,736
Prestige Brands Holdings, Inc. (a)	57,489	451,863
		1,253,599
Clothing and Clothing Accessories Stores - 2.28%
Foot Locker, Inc.	40,450	450,613
Computer and Electronic Product Manufacturing - 6.48%
CSG Systems International, Inc. (a)	9,800	187,082
Dell, Inc. (a)	27,190	390,448
Tellabs, Inc. (a)	87,500	497,000
Zebra Technologies Corp. (a)	7,145	202,632
		1,277,162
Electronics and Appliance Stores - 0.96%
Aaron's, Inc.	6,800	188,564
Fabricated Metal Product Manufacturing - 0.87%
Lincoln Electric Holdings, Inc.	3,200	171,072
Food and Beverage Stores - 3.78%
Ruddick Corp.	6,000	154,380
Weis Markets, Inc.	16,250	590,850
		745,230
Food Manufacturing - 6.04%
Kraft Foods, Inc.	14,580	396,284
Sara Lee Corp.	65,260	794,867
		1,191,151
General Merchandise Stores - 0.89%
Family Dollar Stores, Inc.	6,335	176,303
Insurance Carriers and Related Activities - 5.17%
Baldwin & Lyons, Inc.	15,340	377,517
The Travelers Companies, Inc.	12,895	642,945
		1,020,462
Mining (except Oil and Gas) - 5.31%
Newmont Mining Corp.	11,310	535,076
Pan American Silver Corp. (a)(b)	21,495	511,796
		1,046,872
Miscellaneous Manufacturing - 5.19%
CR Bard, Inc.	8,920	694,868
Hillenbrand, Inc.	7,800	146,952
Jakks Pacific, Inc. (a)	15,000	181,800
		1,023,620
Miscellaneous Store Retailers - 0.97%
PetSmart, Inc.	7,200	192,168
Paper Manufacturing - 1.59%
Potlatch Corp.	9,865	314,496
Performing Arts, Spectator Sports, and Related Industries - 2.45%
International Speedway Corp. - Class A	16,950	482,227
Professional, Scientific, and Technical Services - 7.73%
Cephalon, Inc. (a)	8,185	510,826
Pharmaceutical Product Development, Inc.	9,380	219,867
Total Systems Services, Inc.	45,970	793,902
		1,524,595
Publishing Industries (except Internet) - 3.70%
John Wiley & Sons, Inc.	17,445	730,597
Rental and Leasing Services - 2.14%
Rent-A-Center, Inc. (a)	23,780	421,382
Support Activities for Transportation - 1.04%
Tidewater, Inc.	4,260	204,267
Telecommunications - 4.33%
Telephone & Data Systems, Inc.	25,180	854,106

TOTAL COMMON STOCKS (Cost $14,443,649)		16,080,852
	Principal
	Amount
CONVERTIBLE BONDS - 1.17%
Ambulatory Health Care Services - 1.17%
Chemed Corp.
1.875%, 05/15/2014	$264,000	229,680

TOTAL CONVERTIBLE BONDS (Cost $212,173)		229,680

U.S. TREASURY NOTE - 3.55%
3.625%, 01/15/2010	700,000	700,657
TOTAL U.S. TREASURY NOTE (Cost $700,897)		700,657

SHORT TERM INVESTMENTS - 13.64%	Shares
Money Market Funds - 10.09%
AIM STIT - STIC Prime Portfolio, 0.10% (c)	398,000	398,000
AIM STIT - Treasury Portfolio, 0.02% (c)	398,000	398,000
Fidelity Institutional Money Market Funds - Government Portfolio, 0.03% (c)	398,000	398,000
Fidelity Institutional Money Market Funds - Money Market Potfolio, 0.20% (c)	398,000	398,000
SEI Daily Income Trust Treasury Fund, 0.02% (c)	398,000	398,000
		1,990,000
	Principal
	Amount
U.S. Treasury Bill - 3.55%
U.S. Treasury Bill
0.150%, 05/13/2010 (d)	700,000	699,615

TOTAL SHORT TERM INVESTMENTS (Cost $2,689,615)		2,689,615

Total Investments (Cost $18,046,334) - 99.91%		19,700,804
Other Assets in Excess of Liabilities - 0.09%		17,578
TOTAL NET ASSETS - 100.00%		$19,718,382

The accompanying footnotes are an integral part of these Schedules of Investments.
Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate listed is as of December 31, 2009.
(d)	Rates shown are the effective yields based on purchase price. The calculation assumes the security is held to maturity.

Footnotes to Schedules of Investments (Unaudited)

1.	Fair Valuation Pricing Inputs

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Intrepid Capital Fund
Common Stocks*	$ 44,537,214	$ -	$ -	$ 44,537,214
Convertible Bonds*	-	2,690,280	-	$ 2,690,280
Corporate Bonds*	-	21,904,611	-	$ 21,904,611
U.S. Treasury Bills	-	10,998,531	-	$ 10,998,531
Money Market Funds	9,245,000	-	-	$ 9,245,000

Total Fund	$ 53,782,214	$ 35,593,422	$ -	$ 89,375,636

Intrepid Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 244,612,165	$ -	$ -	$ 244,612,165
U.S. Treasury Bills	-	27,995,908	-	27,995,908
Money Market Funds	28,952,969	-	-	28,952,969

Total Fund	$ 273,565,134	$ 27,995,908	$ -	$ 301,561,042

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Total Convertible Bonds*	$ -	$ 5,320,802	$ -	$ 5,320,802
Totol Corporate Bonds*	-	44,664,694	-	44,664,694
Total Money Market Funds	6,110,000	-	-	6,110,000

Total Fund	$ 6,110,000	$ 49,985,496	$ -	$ 56,095,496

Intrepid All Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$ 16,080,852	$ -	$ -	$ 16,080,852
Total Convertible Bonds*	-	229,680	-	229,680
Total U.S. Treasury Bills	-	699,615	-	699,615
Total U.S. Treasury Notes	-	700,657	-	700,657
Total Money Market Funds	1,990,000	-	-	1,990,000

Total Fund	$ 18,070,852	$ 1,629,952	$ -	$ 19,700,804

*For further information regarding portfolio characteristics, please see the Funds' Schedules of Investments.

2.	Federal Tax Information

	The cost basis of investments for federal income tax purposes at December 31, 2009 for Intrepid Capital Fund, Intrepid Small Cap,
	Intrepid Income Fund, and Intrepid All Cap Fund (collectively the "Funds"), were as follows**:

		Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid All Cap Fund
	Cost of Investments	$83,455,148	$271,676,975	$54,033,966	$18,046,334
	Gross unrealized appreciation	$6,887,863	$32,216,608	$2,151,832	$1,963,427
	Gross unrealized depreciation	(967,375)	(2,332,541)	(90,302)	(308,957)
	Net unrealized appreciation (depreciation)	$5,920,488	$29,884,067	$2,061,530	$1,654,470

	**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income
	tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3.	TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds; that is, the Fund had control of 5% or more of the outstanding voting securities during the period from
October 1, 2009 through December 31, 2009. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Intrepid Small Cap Fund
		Share Balance			Share Balance	Dividend	Realized	Value at
	Issuer Name	at Oct. 1, 2009	Additions	Reductions	at Dec. 31, 2009	Income	Gain/(Loss)	Dec. 31, 2009
	Oil-Dri Corporation of America	313,806	13,246	-	327,052	$ 48,571	$ -	$ 5,069,306

The accompanying footnotes are an integral part of these Schedules of Investments.
Percentages are stated as a percent of net assets.
(a) Variable rate security. The rate shown is as of December 31, 2009.
(b) Rates shown are the effective yields based on purchase price. The calculation assumes the security is held to maturity.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)              /s/ Mark F. Travis
Mark F. Travis, President

Date           2/11/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Mark F. Travis
Mark F. Travis, President

Date           2/11/10

By (Signature and Title)*           /s/ Donald C. White
Donald C. White, Treasurer

Date           2/11/10

* Print the name and title of each signing officer under his or her signature.